As filed with the Securities and Exchange Commission on August 24, 2004

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. _31	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 32

(Check appropriate box or boxes.)
HCM Freedom Fund

500 Fifth Ave, Suite 415
New York, New York 10110
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 997-5198

Daniel D. O’Neill
500 Fifth Avenue
Suite 415
New York, New York 10110
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on September 1, 2004 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

        Signature Page

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 28 to its Registration Statement until September 1, 2004.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act 1933, as amended, and the Registrant has duly caused this Post Effective Amendment No. 31 to the Registration on Forms N-1A to be signedon its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 24, 2004.

POTOMAC FUNDS

By:	/s/ /s/ Daniel D. O’Neill
Daniel D. O’Neill
President and Chief Executive Officer

Attest:

/s/ Jesse J. Noel
Jesse J. Noel
Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty*	Chairman of the Board	August 24, 2004
Lawrence C. Rafferty

Jay F. Higgins*	Trustee	August 24, 2004
Jay F. Higgins

Daniel J. Byrne*	Trustee	August 24, 2004
Daniel J. Byrne

Kevin G. Boyle*	Trustee	August 24, 2004
Kevin G. Boyle

Richard G. Jackson*	Trustee	August 24, 2004
Richard G. Jackson

Gerald E. Shanley III*	Trustee	August 24, 2004
Gerald E. Shanley III

/s/ Jesse J. Noel	Chief Financial Officer	August 24, 2004
Jesse J. Noel

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact